Contingent liabilities	12 Months Ended
Dec. 31, 2021
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Contingent liabilities
34. Contingent liabilities
At 31 December 2021, contingent liabilities where GSK has a present obligation as a result of a past event, comprising guarantees and other items arising in the normal course of business, amounted to £126 million (2020 – £138 million). These contingent liabilities arise where the Group has a present obligation arising from a past event. At 31 December 2021, £0.2 million (2020 – £0.4 million) of financial assets were pledged as collateral for contingent liabilities. Provision is made for the outcome of tax, legal and other disputes where it is both probable that the Group will suffer an outflow of funds and it is possible to make a reliable estimate of that outflow. At 31 December 2021, other than for those disputes where provision has been made, if it is not possible to meaningfully assess whether the outcomes will result in a probable outflow, or to quantify or reliably estimate the liability, if any, no provision is recorded. Descriptions of the significant legal and other disputes to which the Group is a party are set out in Note 46, ‘Legal proceedings’.